Financial Instruments by Category - Summary of Estimated Carrying Amount and Fair Value of Liabilities Measured at Amortized Costs (Details) - MXN ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Carrying Amount
Disclosure of financial liabilities [line items]
Debt to related parties and third parties	$ 0	$ 4,790,168
Fair Value
Disclosure of financial liabilities [line items]
Debt to related parties and third parties	$ 0	$ 4,798,894